Financial Instruments (Details 3) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Financial Instruments
Cash	$ 217,788	$ 74,926
Current assets excluding cash	1,616,987	1,358,036
Total current assets	1,834,775	1,432,962
Current liabilities	1,799,104	4,142,489
Working capital (deficit)	$ 35,671	$ (2,709,527)